TRANSFER OF FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
TRANSFER OF FINANCIAL ASSETS
Summary of the financial asssets transferred by the Group

	12/31/2021	12/31/2020
Personal loans assigned to financial trusts
Asset	869,447	—
Liabilities	551,556	—